SUPPLEMENTAL FINANCIAL INFORMATION - ACCRUED AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
ACCRUED AND OTHER LIABILITIES - CURRENT
Marketing and Promotion	$ 3,208	$ 2,792
Compensation Expenses	1,298	1,344
Restructuring Reserves	513	277
Taxes Payable	268	449
Legal and Environmental	156	168
Other Liabilities	2,027	1,994
Accrued Liabilities, Current	7,470	7,024
OTHER NONCURRENT LIABILITIES
Pension Benefits	4,768	5,487
Other Postretirement Benefits	1,495	1,333
Uncertain Tax Positions	581	564
U.S. Tax Act Transitional Tax Payable	2,654	0
Liabilities, Noncurrent	666	870
Other Liabilities, Noncurrent	$ 10,164	$ 8,254